Payable To Investors Of Consolidated Structured Entities - Summary of Payable To Investors of Consolidated Structured Entities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable to investors of consolidated trust plans	¥ 177,102,034	¥ 195,262,648
Payable to investors of consolidated wealth management plans	45,692	183,492
Total	¥ 177,147,726	¥ 195,446,140